Feb. 28, 2025
Innovator Premium Income 15 Buffer ETF - July
Innovator Premium Income 15 Buffer ETF™ – July
Investment Objective

The Fund seeks to provide investors, over the period from July 1, 2024 through June 30, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 6.38% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% of SPDR® S&P 500® ETF Trust losses.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator Premium Income 15 Buffer ETF - July Innovator Premium Income 15 Buffer ETF - July
Management Fees	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.79%
[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	1 Year	3 Years
Innovator Premium Income 15 Buffer ETF - July | Innovator Premium Income 15 Buffer ETF - July | USD ($)	81	252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset, the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from July 1 through June 30 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.38% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each month will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Buffer:    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with a Buffer against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. If the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined 15% Buffer, an investor purchasing Shares at that price may not benefit from the Buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing Shares at that price may not benefit from the Buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

At the conclusion of each Outcome Period, the Fund will establish a new Buffer (i.e., beginning at 15% of Underlying ETF losses) for the next Outcome Period. The Buffer level beginning at 15% of losses of the Underlying ETF will remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Buffer. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Buffer” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Buffer (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. If at the end of the Outcome Period the Underlying ETF has experienced (in comparison to the market value of the Underlying ETF at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the Underlying ETF has experienced losses at the end of the Outcome Period that exceed the Buffer (in comparison to the market value of the Underlying ETF at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the Underlying ETF that exceed the Buffer. The Fund will not receive any of the upside returns of the Underlying ETF over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 6.38% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.59%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the Underlying ETF if the Underlying ETF experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Buffer. The Fund will seek to set the Buffer at 15% of Underlying ETF losses at the end of each Outcome Period. If at the end of the Outcome Period the Underlying ETF has experienced a positive price return, or price return losses that are less than the Buffer, the Fund will not experience any of the losses of the Underlying ETF and is designed to provide returns that equal the Defined Distribution Rate. However, if the Underlying ETF has decreased in value below the Buffer at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. The Fund will not benefit from any increases in the Underlying ETF over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the Underlying ETF if the value of the Underlying ETF drops below the Buffer at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the Underlying ETF.

The current Outcome Period is from July 1, 2024 through June 30, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the Underlying ETF and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Buffer Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the Underlying ETF. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which is a market capitalization weighted index of the 500 largest U.S. public companies. The Underlying ETF invests in equity securities of companies, including companies with large capitalizations. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options that provide exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector. For more information on the Underlying ETF, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund will also purchase U.S. Treasuries that align with the monthly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 15 Buffer ETF™ – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by the full faith and credit of the U.S. Government	Treasury Income	Monthly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on Underlying ETF

Fund sells an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 85% of the then-current value of the Underlying ETF at the beginning of the Outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides losses experienced by the Underlying ETF losses on a one-to-one basis starting at 85% of the then-current value of the Underlying ETF

Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 15% Buffer with losses experienced to the full extent of the Underlying ETF losses on a one-to-one basis starting at 15% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 85% of the value of the Underlying ETF at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

•   The Fund will use proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the Underlying ETF, and in some instances may not be correlated to the movements in the value of the Underlying ETF. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the Underlying ETF is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the Underlying ETF increases (if the Underlying ETF is below its original value at the start of the Outcome Period) and may decrease on days when the Underlying ETF’s level decreases, but that the rate of change will be less than that experienced by the Underlying ETF. Because the Fund will not participate in upside exposure to the Underlying ETF for the entirety of an Outcome Period, to the extent the value of the Underlying ETF increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, the proximity of the value of the Underlying ETF to the Buffer will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the Underlying ETF. Similar to other securities with established dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the Underlying ETF. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the Underlying

ETF to the Buffer. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the Underlying ETF may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Buffer:    If an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value which will affect the amount of losses the Underlying ETF may incur before the Buffer. The effect of the Buffer on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. If the Underlying ETF has decreased in value, such intra-Outcome Period investor will not receive a full 15% Buffer. If an investor is considering purchasing Shares during the Outcome Period, and the value of the Underlying ETF has already decreased, an investor purchasing Shares at that time will receive less of a Buffer or no Buffer that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Buffer with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the Underlying ETF. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the Underlying ETF’s relative position to the Buffer and subsequent movements in the value of the Underlying ETF.

The Outcome Period.    The Outcome Period is from July 1 through June 30 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Buffer is measured against the value of the Underlying ETF at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the Underlying ETF, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/ljul, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	-100%	-50%	-25%	-15%	0%	10%	20%	50%	100%
FLEX Options Performance	-85%*	-35%*	-10%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-85% + Defined Distribution Rate**	-35% + Defined Distribution Rate**	-10% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the Underlying ETF that exceed the Buffer, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 6.38% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.59%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, because the Fund does not participate in the upside returns of the Underlying ETF, the Fund will be unable to recoup any losses from the prior Outcome Periods. Accordingly, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer at the end of the Outcome Period (in comparison to the market value of the Underlying ETF at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is

calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the Underlying ETF. The Defined Distribution Rate for the current Outcome Period is 6.38% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.59%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/ljul.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the following respective month (each a Distribution Date), to shareholders of record on the last business day of each month. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Buffer. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Buffer.    The Buffer is only operative against the first 15% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. Therefore, it should not be expected that the Buffer will be provided at any point prior to the last day of the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already decreased in value by an amount equal to or greater than 15%, an investor purchasing Shares at that price may not benefit from the Buffer that the Fund seeks to provide for the remainder of the Outcome Period. Conversely, if an investor is considering purchasing Shares during the Outcome Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Outcome Period may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period and disclose such information on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Buffer, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/ljul provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Buffer, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks
Performance

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.